Acquisition of Environmental Turf Services (Tables)	6 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Purchase Consideration Allocated to the Assets Acquired and Liabilities Assumed

The purchase price has been preliminarily allocated to the assets acquired and liabilities assumed as follows:

Cash	$15,740
Accounts receivable	247,097
Inventory	54,702
Property and equipment	24,696
Goodwill	33,695
Accrued expenses	(3,163)
Billing in excess of earnings	(26,767)
Total purchase consideration	$346,000

Schedule of Business Acquisition, Pro Forma Unaudited Operating Results of EnviroTurf
Revenues	$1,826,215
Net loss	$(1,101,947)
Loss per common share – basic and dilutive	$(0.04)
Weighted average shares outstanding – basic and dilutive	25,106,473